GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
2021	$ 207,009	$ 753,779
2022	730,059	730,059
2023	719,859	719,859
2024	719,859	719,859
2025	719,859	719,859
Thereafter	1,064,331	1,071,526
Net book value	$ 4,160,976	$ 4,714,941	$ 5,369,083